DEFERRED TAX (Detail Textuals) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 1,315,000	$ 956,000
Unabsorbed tax losses	$ 580,000	$ 580,000